Particulars of Principal Subsidiaries and Equity Investees	12 Months Ended
Dec. 31, 2021
Particulars of Principal Subsidiaries and Equity Investees
Particulars of Principal Subsidiaries and Equity Investees

2. Particulars of Principal Subsidiaries and Equity Investees

		Equity interest
	Place of	attributable to
	establishment	the Group
	and	December 31,
Name	operations	2021	2020	Principal activities
Subsidiaries
HUTCHMED Limited (formerly known as “Hutchison MediPharma Limited”)	PRC	99.75%	99.75%	Research, development, manufacture and commercialization of pharmaceutical products
HUTCHMED International Corporation (formerly known as “Hutchison MediPharma International Inc.”)	U.S.	99.75%	99.75%	Provision of professional, scientific and technical support services
Hutchison Whampoa Sinopharm Pharmaceuticals (Shanghai) Company Limited (“HSPL”)	PRC	50.87%	50.87%	Provision of sales, distribution and marketing services to pharmaceutical manufacturers
Hutchison Hain Organic (Hong Kong) Limited (“HHOHK”) (note (a))	Hong Kong	50%	50%	Wholesale and trading of healthcare and consumer products
Hutchison Healthcare Limited	PRC	100%	100%	Manufacture and distribution of healthcare products
HUTCHMED Science Nutrition Limited (formerly known as “Hutchison Consumer Products Limited”)	Hong Kong	100%	100%	Wholesale and trading of healthcare and consumer products
Equity investees
Shanghai Hutchison Pharmaceuticals Limited (“SHPL”)	PRC	50%	50%	Manufacture and distribution of prescription drug products
Hutchison Whampoa Guangzhou Baiyunshan Chinese Medicine Company Limited (“HBYS”) (note (b))	PRC	—%	40%	Manufacture and distribution of over-the-counter drug products

Notes:

(a)	HHOHK is regarded as a subsidiary of the Company, as while both its shareholders have equal representation at the board, in the event of a deadlock, the Group has a casting vote and is therefore able to unilaterally control the financial and operating policies of HHOHK.
(b)	On September 28, 2021, the Group completed a transaction to sell its entire investment in HBYS to a third party (Note 23).